Parent Company Financial Information	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Parent Company Financial Information	Parent Company Financial Information

Parent Company - Condensed Balance Sheets (Dollars in millions)	December 31,
	2023	2022
Assets:
Cash and due from banks	$22	$29
Interest-bearing deposits with banks	11,264	10,861
AFS securities at fair value	218	214
Advances to / receivables from subsidiaries:
Banking	8,044	2,305
Nonbank	396	404
Total advances to / receivables from subsidiaries	8,440	2,709
Investment in subsidiaries:
Banking	57,994	59,921
Nonbank	4,666	4,553
Total investment in subsidiaries	62,660	64,474
Other assets	258	452
Total assets	$82,862	$78,739
Liabilities and Shareholders’ Equity:
Short-term borrowings	$196	$370
Long-term debt	23,267	17,625
Other liabilities	298	230
Total liabilities	23,761	18,225
Total shareholders’ equity	59,101	60,514
Total liabilities and shareholders’ equity	$82,862	$78,739

Parent Company - Condensed Income and Comprehensive Income Statements (Dollars in millions)	Year Ended December 31,
	2023	2022	2021
Income:
Dividends from subsidiaries:
Banking	$4,925	$4,800	$4,150
Nonbank	72	170	100
Total dividends from subsidiaries	4,997	4,970	4,250
Interest and other income from subsidiaries	359	100	143
Other income	25	27	(26)
Total income	5,381	5,097	4,367
Expenses:
Interest expense	957	369	258
Other expenses	142	131	125
Total expenses	1,099	500	383
Income before income taxes and equity in undistributed earnings of subsidiaries	4,282	4,597	3,984
Income tax benefit	180	50	26
Income before equity in undistributed earnings of subsidiaries	4,462	4,647	4,010
Equity in undistributed earnings (losses) of subsidiaries in excess of dividends from subsidiaries	(5,509)	1,620	2,427
Net income (loss)	(1,047)	6,267	6,437
Total OCI	1,095	(11,997)	(2,320)
Total comprehensive income	$48	$(5,730)	$4,117

Parent Company - Statements of Cash Flows (Dollars in millions)	Year Ended December 31,
	2023	2022	2021
Cash Flows From Operating Activities:
Net income (loss)	$(1,047)	$6,267	$6,437
Adjustments to reconcile net income to net cash from operating activities:
Equity in (earnings) losses of subsidiaries in excess of dividends from subsidiaries	5,509	(1,620)	(2,427)
Other, net	502	(449)	(438)
Net cash from operating activities	4,964	4,198	3,572
Cash Flows From Investing Activities:
Proceeds from maturities, calls, and paydowns of AFS securities	11	31	37
Purchases of AFS securities	(8)	(9)	(216)
Investment in subsidiaries	(905)	(4,142)	(120)
Advances to subsidiaries	(18,037)	(4,110)	(3,088)
Proceeds from repayment of advances to subsidiaries	12,383	6,813	3,922
Other, net	4	14	—
Net cash from investing activities	(6,552)	(1,403)	535
Cash Flows From Financing Activities:
Net change in short-term borrowings	(174)	(439)	188
Net issuance (repayment) of long-term debt	5,888	1,700	(2,149)
Repurchase of common stock	—	(250)	(1,616)
Redemption of preferred stock	—	—	(1,415)
Cash dividends paid on common and preferred stock	(3,131)	(2,989)	(2,852)
Other, net	(599)	(205)	(107)
Net cash from financing activities	1,984	(2,183)	(7,951)
Net Change in Cash and Cash Equivalents	396	612	(3,844)
Cash and Cash Equivalents, January 1	10,890	10,278	14,122
Cash and Cash Equivalents, December 31	$11,286	$10,890	$10,278

The transfer of funds in the form of dividends, loans, or advances from bank subsidiaries to the Parent Company is restricted. Federal law requires loans to the Parent Company or its affiliates to be secured and at market terms and generally limits loans to the Parent Company or an individual affiliate to 10% of Truist Bank’s unimpaired capital and surplus. In the aggregate, loans to the Parent Company and all affiliates cannot exceed 20% of the bank’s unimpaired capital and surplus.

Dividend payments to the Parent Company by Truist Bank are subject to regulatory review and statutory limitations and, in some instances, regulatory approval. In general, dividends are restricted by regulatory minimum capital constraints.